Consolidated Statement Of Changes In Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement Of Changes In Stockholders' Equity [Abstract]
Dividends paid per share	$ 0.92	$ 0.84	$ 0.76